Derivatives - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) swap	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Carrying value of collateral received to support purchased call options	$ 389,000,000	$ 380,000,000
Not designated as hedging instrument | Annuity benefits | Fixed-indexed annuities (embedded derivative)
Derivative Instruments, Gain (Loss) [Line Items]
The portion of the change in fair value of the embedded derivative related to the unlocking of actuarial assumptions	$ (25,000,000)	(17,000,000)	$ (28,000,000)
Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Number of Interest Rate Derivatives Held | swap	10
Notional amount of derivative instrument outstanding	$ 1,580,000,000.00	1,080,000,000.00
Number Of Interest Rate Swaps Entered During The Period | swap	3
Gain (loss) reclassified from AOCI into net investment income	$ 6,000,000	7,000,000	6,000,000
Gain (loss) on cash flow hedge ineffectiveness recorded in Net Earnings	0	0	$ 0
Collateral receivable supporting interest rate swaps	70,000,000	60,000,000
New interest rate swaps entered into during the period | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative instrument outstanding	663,000,000
Other assets — derivatives | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value		1,000,000
Other assets — derivatives | Maximum | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value	1,000,000
Other liabilities | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value	$ (31,000,000)	$ (22,000,000)